UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                     ------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                           11726 San Vicente Blvd. #600        February 12, 2007
 /s/ Carl B. Tash          Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $675,764 (thousands)

List of Other Included Managers:          None





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                                          Form 13F INFORMATION TABLE
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        Column 1             Column 2      Column 3   Column 4            Column 5       Column 6   Column 7        Column 8
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    Name of Issuer       Title of Class     CUSIP      Value    Shrs or    SH/PRN  Put/ Investment   Other     Voting authority
                                                      (x$1000)   prn amt.          Call discretion managers   Sole     Shared  None
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
Acadia Rlty Tr            Com Sh Ben Int   004239109  $39,261.00 1,569,200   SH            Yes       None     sole
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Alexander & Baldwin Inc        Com         014482103   $2,465.00    55,600   SH            Yes       None     sole
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American Ld Lease Inc          Com         027118108  $16,513.00   622,900   SH            Yes       None     sole
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AvalonBay Cmntys Inc           Com         053484101  $30,772.00   236,617   SH            Yes       None     sole
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Biomed Realty Trust Inc        Com         09063H107  $33,307.00 1,164,600   SH            Yes       None     sole
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Boston Properties Inc          Com         101121101  $30,420.00   271,900   SH            Yes       None     sole
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Central Pkg Corp               Com         154785109   $8,956.00   497,600   SH            Yes       None     sole
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Corporate Office Pptys Tr     Sh Ben Int   22002T108  $14,469.00   286,700   SH            Yes       None     sole
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Corrections Corp Amer New      Com New     22025Y407  $21,699.00   479,750   SH            Yes       None     sole
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DCT Industrial Trust Inc       Com         233153105   $2,832.00   240,000   SH            Yes       None     Sole
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Douglas Emmett Inc             Com         25960P109   $8,261.00   310,700   SH            Yes       None     Sole
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Eastgroup Ppty Inc             Com         277276101  $13,839.00   258,400   SH            Yes       None     sole
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Essex Ppty Tr Inc              Com         297178105   $8,310.00    64,300   SH            Yes       None     sole
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Federal Natl Mtg Assn          Com         313586109      $16.00   166,600   SH    Put     Yes       None     sole
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Federal Realty Invt Tr    Sh Ben Int New   313747206  $31,382.00   369,200   SH            Yes       None     sole
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First Potomac Rlty Tr          Com         33610F109  $12,200.00   419,100   SH            Yes       None     sole
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Forest City Enterprises Inc    CL A        345550107  $11,680.00   200,000   SH            Yes       None     sole
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GMH Cmntys Tr                  Com         36188G102  $10,686.00 1,052,900   SH            Yes       None     sole
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Host Hotels & Resorts Inc      Com         44107P104  $23,181.00   944,244   SH            Yes       None     sole
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Macerich Co                    Com         554382101  $43,137.00   498,300   SH            Yes       None     sole
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Magna Entmt Corp               CL A        559211107   $7,373.00 1,634,900   SH            Yes       None     sole
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Maguire Pptys Inc              Com         559775101   $1,280.00    32,000   SH            Yes       None     Sole
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MI Devs Inc               CL A Sub Vtg     55304X104  $40,080.00 1,122,700   SH            Yes       None     sole
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Nationwide Health Pptys Inc    Com         638620104   $1,275.00    42,200   SH            Yes       None     sole
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Pennsylvania Rl Estate Invt  Sh Ben Int    709102107  $25,404.00   645,100   SH            Yes       None     sole
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Post Pptys Inc                 Com         737464107  $32,881.00   719,500   SH            Yes       None     sole
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ProLogis                     Sh Ben Int    743410102  $21,384.00   351,900   SH            Yes       None     sole
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SL Green Rlty Corp             Com         78440X101   $5,669.00    42,700   SH            Yes       None     Sole
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Stratus Pptys Inc            Com New       863167201   $3,890.00   121,584   SH            Yes       None     sole
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Sunstone Hotel Invs Inc New    Com         867892101  $18,764.00   702,000   SH            Yes       None     sole
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Taubman Ctrs Inc               Com         876664103  $61,006.00 1,199,500   SH            Yes       None     sole
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Thomas Pptys Group Inc         Com         884453101   $2,290.00   143,407   SH            Yes       None     sole
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U Store It Tr                  Com         91274F104  $12,280.00   597,600   SH            Yes       None     sole
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Ventas Inc                     Com         92276F100  $19,848.00   469,000   SH            Yes       None     sole
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Vornado Rlty Tr              Sh Ben Int    929042109  $17,107.00   140,800   SH            Yes       None     sole
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Washington Real Estate Invt  Sh Ben Int    939653101  $32,428.00   810,700   SH            Yes       None     sole
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Winthrop Rlty Tr             Sh Ben Int    976391102   $9,419.00 1,375,100   SH            Yes       None     Sole
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REPORT SUMMARY                                       $675,764.00
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